Exhibit 99.1

World Omni Auto Receivables Trust 2013-B

Monthly Servicer Certificate

February 28, 2017

Dates Covered
Collections Period	02/01/17 - 02/28/17
Interest Accrual Period	02/15/17 - 03/14/17
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/17	135,922,187.53	14,221
Yield Supplement Overcollateralization Amount 01/31/17	2,050,821.74	0
Receivables Balance 01/31/17	137,973,009.27	14,221
Principal Payments	7,622,983.57	264
Defaulted Receivables	356,576.30	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/17	1,851,739.28	0
Pool Balance at 02/28/17	128,141,710.12	13,933

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	16.42%

Prepayment ABS Speed	1.17%

Overcollateralization Target Amount	7,614,178.45
Actual Overcollateralization	7,614,178.45

Weighted Average APR	3.46%
Weighted Average APR, Yield Adjusted	5.05%
Weighted Average Remaining Term	26.29

Delinquent Receivables:
Past Due 31-60 days	2,963,248.55	219
Past Due 61-90 days	732,789.17	53
Past Due 91-120 days	154,976.07	12
Past Due 121+ days	0.00	0
Total	3,851,013.79	284

Total 31+ Delinquent as % Ending Pool Balance	3.01%

Recoveries	246,473.04

Aggregate Net Losses/(Gains) - February 2017	110,103.26

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.96%
Prior Net Losses Ratio	0.84%
Second Prior Net Losses Ratio	0.94%
Third Prior Net Losses Ratio	0.13%
Four Month Average	0.72%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.61%

Flow of Funds	$ Amount

Collections	8,247,087.70
Advances	(6,119.87)
Investment Earnings on Cash Accounts	3,561.19
Servicing Fee	(114,977.51)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	8,129,551.51

Distributions of Available Funds
(1) Class A Interest	122,734.51
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	166,298.96
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,614,178.45
(7) Distribution to Certificateholders	203,966.69
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	8,129,551.51

Servicing Fee	114,977.51
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 02/15/17	128,308,009.08
Principal Paid	7,780,477.41
Note Balance @ 03/15/17	120,527,531.67

Class A-1
Note Balance @ 02/15/17	0.00
Principal Paid	0.00
Note Balance @ 03/15/17	0.00
Note Factor @ 03/15/17	0.0000000%

Class A-2
Note Balance @ 02/15/17	0.00
Principal Paid	0.00
Note Balance @ 03/15/17	0.00
Note Factor @ 03/15/17	0.0000000%

Class A-3
Note Balance @ 02/15/17	3,023,009.08
Principal Paid	3,023,009.08
Note Balance @ 03/15/17	0.00
Note Factor @ 03/15/17	0.0000000%

Class A-4
Note Balance @ 02/15/17	109,676,000.00
Principal Paid	4,757,468.33
Note Balance @ 03/15/17	104,918,531.67
Note Factor @ 03/15/17	95.6622522%

Class B
Note Balance @ 02/15/17	15,609,000.00
Principal Paid	0.00
Note Balance @ 03/15/17	15,609,000.00
Note Factor @ 03/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	145,107.41
Total Principal Paid	7,780,477.41
Total Paid	7,925,584.82

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.83000%
Interest Paid	2,090.91
Principal Paid	3,023,009.08
Total Paid to A-3 Holders	3,025,099.99

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	4,757,468.33
Total Paid to A-4 Holders	4,878,111.93

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1949622
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.4536265
Total Distribution Amount	10.6485887

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0088975
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	12.8638684
Total A-3 Distribution Amount	12.8727659

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	43.3774785
Total A-4 Distribution Amount	44.4774785

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	21.37
Noteholders' Principal Distributable Amount	978.63

Account Balances	$ Amount

Advances
Balance as of 01/31/17	36,869.52
Balance as of 02/28/17	30,749.65
Change	(6,119.87)

Reserve Account
Balance as of 02/15/17	1,903,544.61
Investment Earnings	681.21
Investment Earnings Paid	(681.21)
Deposit/(Withdrawal)	-
Balance as of 03/15/17	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61